Sales revenues (Details Narrative)	Jun. 30, 2025	Jun. 30, 2024
Client One [Member]
IfrsStatementLineItems [Line Items]
Sales revenue	15.00%	15.00%
Client Two [Member]
IfrsStatementLineItems [Line Items]
Sales revenue	10.00%	10.00%